UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

May 31, 2018

MFS® Charter Income Trust

MCR-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE

The MFS Charter Income Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed minimum rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Charter Income Trust

New York Stock Exchange Symbol: MCR

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. Global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from the solid macroeconomic backdrop.

Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could disrupt the synchronized rise in global growth.

As a global investment manager, MFS® strives to create long-term value and protect capital for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

July 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Yield Corporates	61.1%
Non-U.S. Government Bonds	16.3%
Investment Grade Corporates	11.7%
Emerging Markets Bonds	10.8%
Mortgage-Backed Securities	5.1%
U.S. Treasury Securities	2.3%
Collateralized Debt Obligations	1.6%
Commercial Mortgage-Backed Securities	0.4%
Asset-Backed Securities	0.2%
Municipal Bonds	0.2%
Floating Rate Loans	0.2%

Composition including fixed income credit quality (a)(i)
AAA	4.5%
AA	4.2%
A	8.3%
BBB	15.7%
BB	36.0%
B	28.8%
CCC	4.2%
CC	0.2%
C	0.1%
D (o)	0.0%
U.S. Government	13.9%
Federal Agencies	5.1%
Not Rated	(11.1)%
Non-Fixed Income	0.2%
Cash & Cash Equivalents (Less Liabilities)	(22.1)%
Other	12.0%

Portfolio facts (i)
Average Duration (d)	6.0
Average Effective Maturity (m)	7.7 yrs.

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to borrowings for leverage transactions and/or timing of cash receipts and disbursements.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of May 31, 2018.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
Richard Hawkins	Co-Lead Portfolio Manager	2004	Investment Officer of MFS; employed in the investment management area of MFS since 1988.

Robert Spector	Co-Lead and Global Debt Instruments Portfolio Manager	2015	Investment Officer of MFS; employed in the investment management area of MFS since 2011.

William Adams	Below Investment Grade Debt Instruments Portfolio Manager	2011	Investment Officer of MFS; employed in the investment management area of MFS since 2009.

Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.

David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.

Pilar Gomez-Bravo	Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2013.

Joshua Marston	Structured Securities Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1999.

Robert Persons	Investment Grade Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2000.

Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	2004	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	2018	Investment Officer of MFS; employed in the investment management area of MFS since 2013.

Erik Weisman	Sovereign Debt Obligations Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2002.

Note to Shareholders: Effective March 1, 2018, Michael Skatrud became a Portfolio Manager of the Fund. Effective June 30, 2018, Richard Hawkins is no longer a Portfolio Manager of the Fund. Effective September 1, 2018, William Adams will no longer be a Portfolio Manager of the Fund.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations, are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income in those situations where a fund has long term capital gains and a capital loss carryforward. Returns of shareholder capital may have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

The fund’s target annual distribution rate is calculated based on an annual rate of

8.00% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 120.2%
Issuer	Shares/Par		Value ($)
Aerospace - 1.2%
Dae Funding LLC, 5%, 8/01/2024 (n)		$1,535,000	$1,446,738
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027 (n)		140,000	133,561
KLX, Inc., 5.875%, 12/01/2022 (n)		1,180,000	1,233,100
L3 Technologies, Inc., 3.85%, 6/15/2023		213,000	213,125
Lockheed Martin Corp., 3.55%, 1/15/2026		263,000	260,522
Transdigm Holdings UK PLC, 6.875%, 5/15/2026 (n)		260,000	265,200
TransDigm, Inc., 6.5%, 7/15/2024		925,000	943,500
TransDigm, Inc., 6.375%, 6/15/2026		635,000	638,175

			$5,133,921
Airlines - 0.2%
Ryanair Ltd., 1.125%, 3/10/2023	EUR	600,000	$712,352

Apparel Manufacturers - 0.1%
Coach, Inc., 4.125%, 7/15/2027		$385,000	$372,661

Asset-Backed & Securitized - 2.3%
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.568% (LIBOR-1mo. + 1.6%), 12/28/2040 (z)		$414,969	$376,524
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.069% (LIBOR-1mo. + 1.15%), 3/15/2028 (n)		763,450	765,675
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048		500,000	494,274
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)		3,484,427	365,865
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.248% (LIBOR-3mo. + 0.9%), 4/15/2029 (z)		592,000	591,911
Dryden Senior Loan Fund, 2014-34A, “CR”, CLO, FLR, 4.497% (LIBOR-3mo. + 2.15%), 10/15/2026 (n)		255,098	254,856
First Union-Lehman Brothers Bank of America, 1.133%, 11/18/2035 (i)		752,969	15,782
Flatiron CLO Ltd., 2013-1A, “A2R”, FLR, 4.003% (LIBOR-3mo. + 1.65%), 1/17/2026 (n)		929,626	929,596
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 3.522% (LIBOR-3mo. + 1.7%), 7/18/2031 (z)		940,000	940,000
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, 6.005%, 6/15/2049		557,170	566,085
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.253% (LIBOR-3mo. + 0.9%), 4/15/2028 (n)		2,526,000	2,524,694

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Octagon Investment Partners XVII Ltd., 2013-1A, “BR2”, FLR, 3.384% (LIBOR-3mo. + 1.4%), 1/25/2031 (n)		$1,050,000	$1,050,264
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		768,632	751,417

			$9,626,943
Automotive - 1.4%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$2,006,000	$1,990,955
Ferrari N.V., 1.5%, 3/16/2023	EUR	350,000	414,522
General Motors Co., 6.75%, 4/01/2046		$123,000	140,326
General Motors Financial Co., Inc., 3.45%, 4/10/2022		256,000	253,416
General Motors Financial Co., Inc., 4.35%, 1/17/2027		129,000	126,781
IHO Verwaltungs GmbH, 4.75%, (4.75% cash or 5.5% PIK) 9/15/2026 (n)(p)		1,230,000	1,156,200
Jaguar Land Rover PLC, 4.5%, 10/01/2027 (n)		215,000	190,275
Lear Corp., 3.8%, 9/15/2027		238,000	227,545
LKQ European Holdings B.V., 3.625%, 4/01/2026 (n)	EUR	100,000	115,333
RCI Banque S.A., 1%, 5/17/2023		600,000	708,978
Volkswagen Bank GmbH, 0.75%, 6/15/2023		220,000	255,877
Volkswagen International Finance N.V., 2.7%, 12/31/2099		100,000	117,490
Volkswagen Leasing GmbH, 1.375%, 1/20/2025		240,000	281,721

			$5,979,419
Banks & Diversified Financials (Covered Bonds) - 0.0%
CaixaBank S.A., 1.125%, 1/12/2023	EUR	200,000	$229,304

Broadcasting - 2.3%
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		$720,000	$774,000
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030		480,000	510,240
Match Group, Inc., 6.375%, 6/01/2024		1,195,000	1,245,788
Meredith Corp., 6.875%, 2/01/2026 (n)		985,000	994,850
Netflix, Inc., 5.875%, 2/15/2025		785,000	807,647
Netflix, Inc., 4.375%, 11/15/2026		400,000	376,004
Netflix, Inc., 3.625%, 5/15/2027	EUR	775,000	897,144
Netflix, Inc., 4.875%, 4/15/2028 (n)		$325,000	308,783
ProSiebenSat.1 Media AG, 2.625%, 4/15/2021	EUR	315,000	384,333
RELX Finance B.V., 1%, 3/22/2024		150,000	176,805
SES S.A., 1.625%, 3/22/2026		200,000	233,646
Sinclair Broadcast Group, Inc., 5.125%, 2/15/2027 (n)		$1,285,000	1,195,050
WMG Acquisition Corp., 5%, 8/01/2023 (n)		210,000	207,375
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		1,360,000	1,326,000
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		225,000	222,750
WPP Finance 2016 Co., 1.375%, 3/20/2025	EUR	120,000	139,971

			$9,800,386

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Brokerage & Asset Managers - 0.3%
Charles Schwab Corp., 3.85%, 5/21/2025		$229,000	$232,422
E*TRADE Financial Corp., 2.95%, 8/24/2022		199,000	194,193
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		178,000	177,352
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		292,000	292,517
TD Ameritrade Holding Corp., 3.3%, 4/01/2027		282,000	272,588

			$1,169,072
Building - 3.0%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$1,155,000	$1,170,881
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		1,130,000	1,110,225
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		970,000	892,400
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023		335,000	346,625
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		205,000	194,230
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)		210,000	198,713
Gibraltar Industries, Inc., 6.25%, 2/01/2021		1,045,000	1,052,837
Imerys S.A., 1.5%, 1/15/2027	EUR	200,000	233,341
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)		$205,000	199,106
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		930,000	882,086
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		133,000	124,513
Martin Marietta Materials, Inc., 3.5%, 12/15/2027		179,000	167,714
New Enterprise Stone & Lime Co, Inc., 10.125%, 4/01/2022 (n)		945,000	1,004,063
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		731,000	734,655
Owens Corning, 4.4%, 1/30/2048		175,000	151,217
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		740,000	771,450
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		1,760,000	1,729,200
Standard Industries, Inc., 6%, 10/15/2025 (n)		835,000	843,350
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		1,015,000	1,025,150

			$12,831,756
Business Services - 3.2%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)		$1,500,000	$1,528,125
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)		685,000	688,425
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		670,000	670,000
CDK Global, Inc., 4.875%, 6/01/2027		1,725,000	1,625,812
Cisco Systems, Inc., 2.2%, 2/28/2021		350,000	343,759
Equinix, Inc., 5.375%, 1/01/2022		305,000	313,769
Equinix, Inc., 5.375%, 4/01/2023		1,425,000	1,457,062
Equinix, Inc., 5.75%, 1/01/2025		202,000	205,535
Equinix, Inc., 5.875%, 1/15/2026		490,000	499,188
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		146,000	146,684

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Business Services - continued
Fidelity National Information Services, Inc., 5%, 10/15/2025		$39,000	$41,312
Fidelity National Information Services, Inc., 3%, 8/15/2026		267,000	245,879
First Data Corp., 5%, 1/15/2024 (n)		2,055,000	2,052,945
MSCI, Inc., 4.75%, 8/01/2026 (n)		1,175,000	1,148,563
Tencent Holdings Ltd., 2.985%, 1/19/2023 (n)		288,000	281,614
Tencent Holdings Ltd., 3.595%, 1/19/2028 (n)		400,000	383,551
Travelport Worldwide Ltd., 6%, 3/15/2026 (n)		1,105,000	1,110,525
Vantiv LLC/Vantiv Issuer Corp, 4.375%, 11/15/2025 (n)		900,000	850,500

			$13,593,248
Cable TV - 5.6%
Altice Financing S.A., 6.625%, 2/15/2023 (n)		$1,290,000	$1,271,682
Altice Financing S.A., 7.5%, 5/15/2026 (n)		340,000	325,125
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)		705,000	677,011
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)		1,475,000	1,465,781
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		1,910,000	1,914,775
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		470,000	458,250
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		1,475,000	1,445,057
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)		640,000	629,200
Charter Communications Operating LLC, 6.384%, 10/23/2035		217,000	231,514
Cox Communications, Inc., 4.6%, 8/15/2047 (n)		322,000	303,011
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		1,395,000	1,335,712
DISH DBS Corp., 5%, 3/15/2023		605,000	521,637
DISH DBS Corp., 5.875%, 11/15/2024		845,000	702,153
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		485,000	424,072
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)		245,000	259,088
Lynx II Corp., 6.375%, 4/15/2023 (n)		555,000	561,938
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	260,000	208,856
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		$740,000	727,975
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		1,500,000	1,537,500
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		705,000	697,069
Sky PLC, 2.5%, 9/15/2026	EUR	250,000	315,299
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		$1,200,000	1,164,206
Time Warner Cable, Inc., 4.5%, 9/15/2042		119,000	100,406
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		1,370,000	1,413,155
Videotron Ltd., 5.375%, 6/15/2024 (n)		350,000	353,826
Videotron Ltd., 5.125%, 4/15/2027 (n)		1,840,000	1,780,200
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)		200,000	189,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - continued
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		$1,100,000	$1,031,250
VTR Finance B.V., 6.875%, 1/15/2024 (n)		480,000	489,552
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		1,155,000	1,091,475

			$23,626,025
Chemicals - 1.3%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$261,000	$245,791
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		1,270,000	1,254,125
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		610,000	622,200
OCI N.V., 6.625%, 4/15/2023 (n)		1,155,000	1,187,340
PolyOne Corp., 5.25%, 3/15/2023		865,000	880,717
SPCM S.A., 4.875%, 9/15/2025 (n)		1,250,000	1,187,500

			$5,377,673
Computer Software - 0.9%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		$985,000	$1,011,228
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		670,000	707,062
Microsoft Corp., 4.1%, 2/06/2037		161,000	169,277
Oracle Corp., 3.4%, 7/08/2024		251,000	250,798
Ubisoft Entertainment S.A., 1.289%, 1/30/2023	EUR	100,000	117,461
VeriSign, Inc., 4.625%, 5/01/2023		$1,035,000	1,042,762
VeriSign, Inc., 5.25%, 4/01/2025		250,000	255,313
VeriSign, Inc., 4.75%, 7/15/2027		345,000	333,788

			$3,887,689
Computer Software - Systems - 1.3%
Apple, Inc., 4.5%, 2/23/2036		$217,000	$237,239
Apple, Inc., 3.6%, 7/31/2042	GBP	130,000	204,022
Apple, Inc., 4.25%, 2/09/2047		$84,000	86,643
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024		395,000	406,850
CDW LLC/CDW Finance Corp., 5%, 9/01/2025		695,000	686,521
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		1,295,000	1,307,950
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		805,000	829,150
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		1,690,000	1,707,238

			$5,465,613
Conglomerates - 2.9%
Amsted Industries Co., 5%, 3/15/2022 (n)		$2,335,000	$2,335,000
Apex Tool Group LLC, 9%, 2/15/2023 (n)		820,000	795,400
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)		1,135,000	1,146,350
EnerSys, 5%, 4/30/2023 (n)		1,965,000	1,942,894
Enpro Industries, Inc., 5.875%, 9/15/2022		1,340,000	1,370,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Conglomerates - continued
Entegris, Inc., 4.625%, 2/10/2026 (n)		$1,440,000	$1,380,600
Gates Global LLC, 6%, 7/15/2022 (n)		436,000	440,360
Smiths Group PLC, 2%, 2/23/2027	EUR	200,000	239,077
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)		$1,315,000	1,298,562
TriMas Corp., 4.875%, 10/15/2025 (n)		1,195,000	1,138,237

			$12,086,630
Construction - 0.7%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		$450,000	$70,562
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		853,000	136,480
Mattamy Group Corp., 6.5%, 10/01/2025 (n)		1,270,000	1,255,357
Toll Brothers Finance Corp., 4.875%, 11/15/2025		335,000	322,856
Toll Brothers Finance Corp., 4.35%, 2/15/2028		1,280,000	1,153,280

			$2,938,535
Consumer Products - 0.7%
Coty, Inc., 4.75%, 4/15/2026 (n)	EUR	200,000	$232,697
Prestige Brands, Inc., 6.375%, 3/01/2024 (n)		$695,000	684,575
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		250,000	249,879
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		272,000	254,901
Spectrum Brands, Inc., 6.125%, 12/15/2024		170,000	172,337
Spectrum Brands, Inc., 5.75%, 7/15/2025		1,335,000	1,321,650

			$2,916,039
Consumer Services - 1.8%
G4S International Finance PLC, 1.5%, 6/02/2024	EUR	200,000	$234,741
G4S International Finance PLC, 1.5%, 1/09/2023		200,000	238,384
Interval Acquisition Corp., 5.625%, 4/15/2023		$870,000	881,963
Matthews International Corp., 5.25%, 12/01/2025 (n)		1,050,000	1,015,875
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)		530,000	522,209
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	1,100,000	1,296,700
Priceline Group, Inc., 3.55%, 3/15/2028		$141,000	134,601
Service Corp. International, 4.625%, 12/15/2027		1,000,000	953,510
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)		1,055,000	1,022,031
Visa, Inc., 4.15%, 12/14/2035		234,000	245,480
Visa, Inc., 4.3%, 12/14/2045		150,000	158,534
West Corp., 8.5%, 10/15/2025 (n)		805,000	746,155

			$7,450,183
Containers - 3.0%
Berry Global Group, Inc., 5.5%, 5/15/2022		$1,025,000	$1,042,937
Berry Global Group, Inc., 6%, 10/15/2022		915,000	942,450
Berry Global Group, Inc., 5.125%, 7/15/2023		420,000	415,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Containers - continued
Crown American LLC, 4.5%, 1/15/2023		$875,000	$852,119
Crown Americas LLC/Crown Americas Capital Corp., 4.75%, 2/01/2026 (n)		555,000	524,253
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		520,000	470,600
DS Smith PLC, 1.375%, 7/26/2024	EUR	300,000	350,109
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)		$725,000	699,625
Multi-Color Corp., 6.125%, 12/01/2022 (n)		1,321,000	1,354,025
Reynolds Group, 5.75%, 10/15/2020		494,245	497,334
Reynolds Group, 5.125%, 7/15/2023 (n)		1,200,000	1,179,000
Reynolds Group, 7%, 7/15/2024 (n)		535,000	549,017
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		337,000	325,205
Sealed Air Corp., 4.875%, 12/01/2022 (n)		1,420,000	1,448,400
Sealed Air Corp., 5.125%, 12/01/2024 (n)		390,000	395,363
Sealed Air Corp., 5.5%, 9/15/2025 (n)		220,000	227,150
Silgan Holdings, Inc., 4.75%, 3/15/2025		855,000	810,112
W/S Packaging Group, Inc., 9%, 4/15/2023 (n)		695,000	712,375

			$12,795,874
Electrical Equipment - 0.5%
Arrow Electronics, Inc., 3.5%, 4/01/2022		$173,000	$170,551
CommScope Tech LLC, 5%, 3/15/2027 (n)		2,185,000	2,042,975

			$2,213,526
Electronics - 0.7%
ASML Holding N.V., 1.375%, 7/07/2026	EUR	250,000	$297,450
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$240,000	229,129
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		520,000	540,150
Sensata Technologies B.V., 5%, 10/01/2025 (n)		1,555,000	1,558,887
Tyco Electronics Group S.A., 2.375%, 12/17/2018		294,000	293,693

			$2,919,309
Emerging Market Quasi-Sovereign - 2.3%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047 (n)		$400,000	$373,690
Bank of China (Luxembourg), FLR, 3.339% (LIBOR-3mo. + 1.00%), 7/12/2019		450,000	452,527
BPRL International Singapore Private Ltd., 4.375%, 1/18/2027		567,000	542,618
Empresa Nacional del Petroleo, 3.75%, 8/05/2026 (n)		207,000	192,278
Empresa Nacional del Petroleo, 3.75%, 8/05/2026		568,000	527,604
Export-Import Bank of India, 3.375%, 8/05/2026		576,000	528,698
Kazakhstan Temir Zholy Finance B.V., 4.85%, 11/17/2027 (n)		451,000	440,221
KazMunayGas National Co., 5.375%, 4/24/2030 (n)		800,000	799,200
NTPC Ltd., 4.25%, 2/26/2026		442,000	429,728

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		$351,000	$377,420
Pertamina, 6%, 5/03/2042 (n)		318,000	325,979
Pertamina PT, 6%, 5/03/2042		654,000	670,409
Petrobras Global Finance B.V., 6.125%, 1/17/2022		44,000	46,068
Petrobras Global Finance B.V., 7.375%, 1/17/2027		37,000	37,549
Petrobras International Finance Co., 6.75%, 1/27/2041		1,116,000	1,034,532
Petroleos del Peru S.A., 4.75%, 6/19/2032		475,000	451,849
PT Perusahaan Listrik Negara, 5.45%, 5/21/2028 (n)		750,000	771,800
Southern Gas Corridor CJSC, 6.875%, 3/24/2026		1,315,000	1,426,775
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)		402,000	390,973

			$9,819,918
Emerging Market Sovereign - 5.0%
Dominican Republic, 7.5%, 5/06/2021 (n)		$548,000	$573,745
Dominican Republic, 8.625%, 4/20/2027		758,000	867,910
Dominican Republic, 6.5%, 2/15/2048 (n)		150,000	143,874
Government of India, 7.17%, 1/08/2028	INR	70,000,000	991,924
Government of Ukraine, 7.75%, 9/01/2026		$200,000	196,512
Government of Ukraine, 7.375%, 9/25/2032 (n)		231,000	213,349
Hellenic Republic, 4.375%, 8/01/2022	EUR	1,327,000	1,584,699
Oriental Republic of Uruguay, 4.975%, 4/20/2055		$563,000	541,887
Republic of Argentina, 6.25%, 4/22/2019		348,000	350,436
Republic of Argentina, 2.5%, 12/31/2038		353,000	213,745
Republic of Croatia, 5.5%, 4/04/2023 (n)		1,146,000	1,196,605
Republic of Hungary, 5.75%, 11/22/2023		486,000	526,095
Republic of Hungary, 7.625%, 3/29/2041		470,000	651,589
Republic of Indonesia, 11.625%, 3/04/2019 (n)		571,000	607,858
Republic of Indonesia, 2.875%, 7/08/2021 (z)	EUR	175,000	218,598
Republic of Indonesia, 3.375%, 4/15/2023 (n)		$302,000	293,125
Republic of Indonesia, 2.15%, 7/18/2024 (z)	EUR	161,000	194,227
Republic of Indonesia, 4.125%, 1/15/2025		$1,368,000	1,354,384
Republic of Indonesia, 4.125%, 1/15/2025 (n)		342,000	338,596
Republic of Indonesia, 4.625%, 4/15/2043		1,349,000	1,268,892
Republic of Panama, 9.375%, 4/01/2029		719,000	1,006,600
Republic of Paraguay, 6.1%, 8/11/2044 (n)		550,000	573,375
Republic of South Africa, 10.5%, 12/21/2026	ZAR	5,509,000	482,438
Republic of South Africa, 5.875%, 6/22/2030		$865,000	884,462
Republic of South Africa, 7%, 2/28/2031	ZA	R33,453,000	2,222,667
Republic of South Africa, 5.65%, 9/27/2047		$431,000	410,959
Republic of Sri Lanka, 6.125%, 6/03/2025		1,286,000	1,242,366
Republic of Turkey, 4.875%, 10/09/2026		1,183,000	1,061,293
Russian Federation, 4.75%, 5/27/2026		800,000	805,760

			$21,017,970

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Energy - Independent - 4.6%
Afren PLC, 10.25%, 4/08/2019 (a)(d)(z)		$451,812	$1,130
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024		1,460,000	1,529,350
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)		1,305,000	1,269,139
Diamondback Energy, Inc., 5.375%, 5/31/2025		1,780,000	1,762,200
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)		490,000	483,875
Gulfport Energy Corp., 6%, 10/15/2024		1,140,000	1,071,600
Gulfport Energy Corp., 6.375%, 5/15/2025		685,000	657,593
Hunt Oil Co. of Peru LLC, 6.375%, 6/01/2028 (z)		428,000	428,000
Indigo Natural Resources LLC, 6.875%, 2/15/2026 (n)		1,060,000	1,012,300
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)		1,785,000	1,762,687
PDC Energy, Inc., 6.125%, 9/15/2024		1,755,000	1,785,712
QEP Resources, Inc., 5.25%, 5/01/2023		1,535,000	1,502,381
QEP Resources, Inc., 5.625%, 3/01/2026		670,000	639,850
Sanchez Energy Corp., 6.125%, 1/15/2023		680,000	447,100
Seven Generations Energy, 6.75%, 5/01/2023 (n)		1,230,000	1,282,275
Seven Generations Energy, 5.375%, 9/30/2025 (n)		795,000	767,175
SM Energy Co., 6.75%, 9/15/2026		1,465,000	1,490,638
SRC Energy, Inc., 6.25%, 12/01/2025 (n)		850,000	856,375
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		987,000	930,263

			$19,679,643
Energy - Integrated - 0.1%
LUKOIL International Finance B.V., 4.563%, 4/24/2023 (n)		$544,000	$540,901

Entertainment - 1.5%
Cedar Fair LP, 5.375%, 6/01/2024		$405,000	$406,013
Cedar Fair LP, 5.375%, 4/15/2027 (n)		735,000	728,569
Cinemark USA, Inc., 5.125%, 12/15/2022		1,430,000	1,440,725
Cinemark USA, Inc., 4.875%, 6/01/2023		1,050,000	1,014,510
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)		725,000	723,187
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)		2,315,000	2,233,975

			$6,546,979
Financial Institutions - 1.1%
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027		$379,000	$348,461
EXOR N.V., 1.75%, 1/18/2028	EUR	200,000	224,883
Navient Corp., 7.25%, 1/25/2022		$1,355,000	1,432,912
Navient Corp., 7.25%, 9/25/2023		765,000	805,162
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)		1,940,000	1,903,625

			$4,715,043

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Food & Beverages - 3.3%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	250,000	$286,529
Anheuser-Busch InBev S.A., 6.875%, 11/15/2019		$300,000	317,136
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		283,000	291,515
Aramark Services, Inc., 4.75%, 6/01/2026		1,225,000	1,185,188
Aramark Services, Inc., 5%, 2/01/2028 (n)		760,000	731,500
Asahi Group Holdings Ltd., 1.151%, 9/19/2025	EUR	150,000	175,554
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030		200,000	240,457
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		$1,510,000	1,487,350
Danone S.A., 2.077%, 11/02/2021 (n)		236,000	226,966
Danone S.A., 2.589%, 11/02/2023 (n)		553,000	524,702
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)		215,000	203,175
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)		1,500,000	1,436,250
Kraft Heinz Foods Co., 5.2%, 7/15/2045		31,000	31,064
Kraft Heinz Foods Co., 4.375%, 6/01/2046		130,000	116,146
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)		890,000	874,425
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)		520,000	515,450
Marb Bondco PLC, 6.875%, 1/19/2025 (n)		400,000	369,000
Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (n)		1,380,000	1,297,200
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024		1,430,000	1,469,325
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)		1,590,000	1,617,825
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		107,000	107,160
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		300,000	301,341

			$13,805,258
Forest & Paper Products - 0.0%
Appvion, Inc., 9%, 6/01/2020 (d)(n)		$281,000	$1,405

Gaming & Lodging - 2.1%
CCM Merger, Inc., 6%, 3/15/2022 (n)		$815,000	$829,426
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023		535,000	551,050
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025		1,250,000	1,252,225
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026		145,000	143,874
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026 (n)		950,000	925,062
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025		1,260,000	1,215,900
InterContinental Hotels Group PLC, 3.75%, 8/14/2025	GBP	100,000	142,631
MGM Resorts International, 6.625%, 12/15/2021		$825,000	874,500
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021		1,375,000	1,381,875
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023		725,000	720,469
Wyndham Hotels Group, LLC, 5.375%, 4/15/2026 (n)		1,025,000	1,022,437

			$9,059,449

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Industrial - 0.5%
Cleaver Brooks, Inc., 7.875%, 3/01/2023 (n)		$855,000	$881,719
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)		1,480,000	1,406,000

			$2,287,719
Insurance - 0.3%
American International Group, Inc., 1.875%, 6/21/2027	EUR	110,000	$126,457
AssuredPartners Inc., 7%, 8/15/2025 (n)		$810,000	791,775
Credit Agricole Assurances S.A., 2.625% to 1/29/2028, FLR to 1/29/2048	EUR	200,000	216,843

			$1,135,075
Insurance - Health - 0.8%
Aetna, Inc., 2.8%, 6/15/2023		$317,000	$304,547
Centene Corp., 6.125%, 2/15/2024		1,180,000	1,240,475
Centene Corp., 5.375%, 6/01/2026 (n)		1,220,000	1,233,054
UnitedHealth Group, Inc., 2.7%, 7/15/2020		528,000	526,411

			$3,304,487
Insurance - Property & Casualty - 0.7%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$234,000	$230,067
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		95,000	93,577
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		221,000	217,897
Chubb INA Holdings, Inc., 1.55%, 3/15/2028	EUR	100,000	115,552
Chubb INA Holdings, Inc., 2.5%, 3/15/2038		126,000	148,400
Hub International Ltd., 7%, 5/01/2026 (n)		$540,000	540,432
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		365,000	371,398
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	100,000	124,574
Liberty Mutual Group, Inc., 2.75%, 5/04/2026		100,000	124,573
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		$159,000	158,091
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		131,000	132,971
QBE Capital Funding III Ltd., 7.5%, 5/24/2041	GBP	200,000	293,055
XLIT Ltd., 3.25%, 6/29/2047	EUR	230,000	264,847

			$2,815,434
International Market Quasi-Sovereign - 0.1%
Bank of Iceland, 1.75%, 9/07/2020	EUR	300,000	$361,271
Landsbanki Islands HF, 1.125% to 1/19/2023, FLR to 1/19/2024		150,000	174,661

			$535,932
International Market Sovereign - 14.8%
Bonos y Obligaciones del Estado, 5.75%, 7/30/2032	EUR	542,000	$941,697
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	2,319,000	1,935,423
Commonwealth of Australia, 5.5%, 4/21/2023		490,000	424,640

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - continued
Commonwealth of Australia, 2.75%, 11/21/2027	AUD	1,031,000	$784,418
Commonwealth of Australia, 3.75%, 4/21/2037		197,000	164,425
Federal Republic of Germany, 2.5%, 8/15/2046	EUR	195,000	313,174
Government of Australia, 2.25%, 5/21/2028	AUD	3,386,000	2,464,325
Government of Canada, 3.25%, 6/01/2021	CAD	187,000	149,401
Government of Canada, 1.5%, 6/01/2023		4,707,000	3,526,547
Government of Canada, 1.5%, 6/01/2026		1,148,000	840,547
Government of Canada, 5.75%, 6/01/2033		948,000	1,055,193
Government of Canada, 4%, 6/01/2041		925,000	934,281
Government of Canada, 2.75%, 12/01/2048		260,000	222,983
Government of Japan, 2.2%, 9/20/2027	JPY	649,900,000	7,184,655
Government of Japan, 2.4%, 3/20/2037		668,350,000	8,282,785
Government of Japan, 1.8%, 3/20/2043		81,000,000	944,569
Government of New Zealand, 4.5%, 4/15/2027	NZD	2,225,000	1,771,362
Kingdom of Belgium, 5.5%, 3/28/2028	EUR	440,000	755,067
Kingdom of Spain, 5.4%, 1/31/2023		746,000	1,068,609
Kingdom of Spain, 5.15%, 10/31/2028		2,200,000	3,455,337
Kingdom of Spain, 4.7%, 7/30/2041		788,000	1,298,080
Republic of France, 1.75%, 5/25/2023		2,393,904	3,056,460
Republic of France, 4.75%, 4/25/2035		279,000	511,752
Republic of France, 4.5%, 4/25/2041		580,000	1,100,447
Republic of France, 4%, 4/25/2055		582,000	1,118,743
Republic of Italy, 3.75%, 3/01/2021		1,581,000	1,957,646
Republic of Italy, 5.5%, 9/01/2022		925,000	1,228,731
Republic of Italy, 2.5%, 12/01/2024		2,572,000	3,021,315
Republic of Portugal, 4.95%, 10/25/2023		1,894,000	2,693,616
Republic of Portugal, 2.875%, 10/15/2025		598,000	767,597
Republic of Portugal, 4.125%, 4/14/2027		2,662,000	3,697,171
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	313,000	529,027
United Kingdom Treasury, 4.25%, 3/07/2036		111,000	207,171
United Kingdom Treasury, 3.25%, 1/22/2044		2,533,000	4,439,645

			$62,846,839
Local Authorities - 0.1%
Province of Alberta, 4.5%, 12/01/2040	CAD	255,000	$242,089
Province of British Columbia, 2.3%, 6/18/2026		370,000	276,669

			$518,758
Machinery & Tools - 0.3%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)		$1,185,000	$1,217,587

Major Banks - 2.5%
Bank of America Corp., 2.625%, 4/19/2021		$370,000	$364,312
Bank of America Corp., 3.004%, 12/20/2023		399,000	388,071

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Major Banks - continued
Bank of America Corp., 3.5%, 4/19/2026		$400,000	$388,445
Bank of America Corp., 3.248%, 10/21/2027		462,000	432,999
Bank of America Corp., 5.875% to 3/15/2028, FLR to 12/31/2059		900,000	889,875
Bank of New York Mellon Corp., 2.95%, 1/29/2023		414,000	406,700
Barclays Bank PLC, 6%, 1/14/2021	EUR	250,000	327,843
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	100,000	166,144
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		$200,000	213,750
Credit Suisse Group AG, 1.25%, 7/17/2025	EUR	150,000	171,868
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		$360,000	353,265
Goldman Sachs Group, Inc., 5.75%, 1/24/2022		500,000	538,117
Goldman Sachs Group, Inc., 3.85%, 1/26/2027		314,000	304,676
HSBC Holdings PLC, 4.375%, 11/23/2026		269,000	265,302
JPMorgan Chase & Co., 2.95%, 10/01/2026		601,000	559,793
JPMorgan Chase & Co., 3.54% to 5/01/2027, FLR to 5/01/2028		291,000	279,304
JPMorgan Chase & Co., 4.26% to 2/22/2047, FLR to 2/22/2048		153,000	148,229
Morgan Stanley, 3.125%, 7/27/2026		262,000	245,992
Morgan Stanley, 2.625%, 3/09/2027	GBP	200,000	262,983
Morgan Stanley, 3.95%, 4/23/2027		$514,000	496,036
PNC Bank N.A., 2.6%, 7/21/2020		295,000	292,619
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		439,000	427,799
UBS Group AG, 6.875%, 12/29/2049		1,420,000	1,441,300
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	300,000	354,673
UBS Group Funding (Switzerland) AG, 2.859% to 8/15/2022, FLR to 8/15/2023 (n)		$750,000	720,793
Wells Fargo & Co., 4.1%, 6/03/2026		48,000	47,312

			$10,488,200
Medical & Health Technology & Services - 4.5%
Becton, Dickinson and Co., 2.675%, 12/15/2019		$379,000	$376,995
Becton, Dickinson and Co., 1.401%, 5/24/2023	EUR	250,000	294,782
Becton, Dickinson and Co., 3.734%, 12/15/2024		$239,000	234,606
CVS Health Corp., 5.05%, 3/25/2048		153,000	156,914
DaVita, Inc., 5.125%, 7/15/2024		560,000	546,000
DaVita, Inc., 5%, 5/01/2025		1,075,000	1,018,885
HCA, Inc., 7.5%, 2/15/2022		2,085,000	2,277,862
HCA, Inc., 5%, 3/15/2024		975,000	982,020
HCA, Inc., 5.375%, 2/01/2025		695,000	682,838
HCA, Inc., 5.875%, 2/15/2026		1,855,000	1,866,612
HCA, Inc., 5.25%, 6/15/2026		215,000	214,194
HealthSouth Corp., 5.125%, 3/15/2023		1,425,000	1,439,250
HealthSouth Corp., 5.75%, 11/01/2024		30,000	30,450

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
Heartland Dental, LLC, 8.5%, 5/01/2026 (n)		$675,000	$669,094
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		200,000	198,137
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		310,000	305,996
Life Technologies Corp., 6%, 3/01/2020		200,000	209,281
Northwell Healthcare, Inc., 3.979%, 11/01/2046		40,000	36,828
Northwell Healthcare, Inc., 4.26%, 11/01/2047		307,000	296,562
Polaris, 8.5%, 12/01/2022 (n)		805,000	832,169
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)		1,225,000	1,169,875
Quorum Health Corp., 11.625%, 4/15/2023		550,000	541,750
Tenet Healthcare Corp., 8.125%, 4/01/2022		765,000	800,381
Tenet Healthcare Corp., 6.75%, 6/15/2023		945,000	940,275
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		360,000	351,631
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		476,000	448,028
Universal Health Services, Inc., 7.625%, 8/15/2020		1,410,000	1,415,287
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)		800,000	764,000

			$19,100,702
Medical Equipment - 0.6%
Teleflex, Inc., 5.25%, 6/15/2024		$960,000	$969,600
Teleflex, Inc., 4.875%, 6/01/2026		610,000	594,750
Teleflex, Inc., 4.625%, 11/15/2027		790,000	742,600
Zimmer Biomet Holdings, Inc., 1.414%, 12/13/2022	EUR	300,000	359,034

			$2,665,984
Metals & Mining - 3.5%
Cameco Corp., 5.67%, 9/02/2019	CAD	262,000	$208,695
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)		$495,000	497,475
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		1,070,000	1,072,675
First Quantum Minerals Ltd., 6.5%, 3/01/2024 (n)		350,000	332,500
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023		445,000	427,761
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034		410,000	377,200
Freeport-McMoRan, Inc., 6.875%, 2/15/2023		2,525,000	2,708,062
Glencore Finance (Europe) S.A., 1.25%, 3/17/2021	EUR	330,000	393,964
Kaiser Aluminum Corp., 5.875%, 5/15/2024		$1,835,000	1,885,462
Kinross Gold Corp., 5.95%, 3/15/2024		746,000	779,570
Kinross Gold Corp., 4.5%, 7/15/2027 (n)		384,000	352,320
Lundin Mining Corp., 7.875%, 11/01/2022 (n)		630,000	660,996
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)		1,135,000	1,149,188
Novelis Corp., 5.875%, 9/30/2026 (n)		1,595,000	1,563,259
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		505,000	500,960
Steel Dynamics, Inc., 5.25%, 4/15/2023		430,000	436,988
Steel Dynamics, Inc., 5.5%, 10/01/2024		670,000	683,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - continued
TMS International Corp., 7.25%, 8/15/2025 (n)	$655,000	$677,925

		$14,708,400
Midstream - 3.1%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$280,000	$290,082
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	655,000	666,607
Cheniere Energy, Inc., 5.875%, 3/31/2025	730,000	761,937
DCP Midstream LLC, 3.875%, 3/15/2023	770,000	741,125
DCP Midstream LP, 4.95%, 4/01/2022	651,000	659,138
DCP Midstream LP, 5.6%, 4/01/2044	530,000	506,150
Energy Transfer Equity LP, 5.875%, 1/15/2024	1,430,000	1,483,625
Energy Transfer Equity LP, 5.5%, 6/01/2027	565,000	572,769
MPLX LP, 4.5%, 4/15/2038	170,000	162,095
ONEOK, Inc., 4.95%, 7/13/2047	474,000	480,554
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	333,000	324,272
Tallgrass Energy GP, LP, 5.5%, 1/15/2028 (n)	2,355,000	2,275,519
Targa Resources Partners LP/Targa Resources Finance Corp, 5.375%, 2/01/2027	2,515,000	2,436,406
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	860,000	866,450
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	925,000	913,437

		$13,140,166
Mortgage-Backed - 5.1%
Fannie Mae, 5.5%, 9/01/2019 - 7/01/2035	$212,194	$226,048
Fannie Mae, 2.287%, 4/25/2020	1,537,976	1,538,371
Fannie Mae, 6.5%, 4/01/2032 - 1/01/2033	42,647	47,442
Fannie Mae, 6%, 8/01/2034 - 2/01/2037	78,204	86,738
Freddie Mac, 3.064%, 8/25/2024	1,141,916	1,141,075
Freddie Mac, 2.811%, 1/25/2025	11,000,000	10,798,888
Freddie Mac, 0.109%, 2/25/2025 (i)	38,000,000	382,151
Freddie Mac, 2.673%, 3/25/2026	701,000	674,449
Freddie Mac, 3.243%, 4/25/2027	991,000	986,047
Freddie Mac, 3.117%, 6/25/2027	298,465	292,903
Freddie Mac, 3.194%, 7/25/2027	1,073,000	1,058,066
Freddie Mac, 3.244%, 8/25/2027	1,160,000	1,147,294
Freddie Mac, 3.187%, 9/25/2027	492,000	484,251
Freddie Mac, 3.286%, 11/25/2027	591,000	585,692
Freddie Mac, 3.35%, 1/25/2028	830,000	826,650
Freddie Mac, 0.125%, 2/25/2028 (i)	36,576,000	527,803
Freddie Mac, 0.291%, 2/25/2028 (i)	15,572,000	437,006
Freddie Mac, 0.249%, 4/25/2028 (i)	15,983,000	210,610

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 6%, 8/01/2034		$59,973	$66,890

			$21,518,374
Municipals - 0.2%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, 6%, 7/01/2027		$20,000	$20,018
Oklahoma Development Finance Authority, Health System
Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028		346,000	364,805
Oklahoma Development Finance Authority, Health System
Rev. (OU Medicine Project), “C”, 4.65%, 8/15/2030		221,000	233,699
Puerto Rico Electric Power Authority Rev., “PP”, 5%, 7/01/2022		95,000	95,538

			$714,060
Natural Gas - Distribution - 0.2%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$248,000	$236,108
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		323,000	315,894
Infraestructura Energética Nova S.A.B. de C.V, 4.875%, 1/14/2048 (n)		500,000	438,750

			$990,752
Natural Gas - Pipeline - 0.1%
Peru LNG, 5.375%, 3/22/2030		$540,000	$532,980

Network & Telecom - 0.8%
AT&T, Inc., 4.25%, 6/01/2043	GBP	100,000	$141,918
British Telecommunications PLC, 3.125%, 11/21/2031		150,000	194,534
Deutsche Telekom International Finance B.V., 1.5%, 4/03/2028	EUR	200,000	231,397
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022		$517,000	527,857
Verizon Communications, Inc., 4.812%, 3/15/2039		323,000	316,409
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025		745,000	755,244
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)		1,285,000	1,243,238

			$3,410,597
Oil Services - 1.1%
Apergy Corp, 6.375%, 5/01/2026 (n)		$565,000	$574,888
Bristow Group, Inc., 6.25%, 10/15/2022		976,000	755,180
Diamond Offshore Drill Co., 7.875%, 8/15/2025		440,000	454,300
Diamond Offshore Drill Co., 5.7%, 10/15/2039		945,000	763,087
Ensco PLC, 7.75%, 2/01/2026		830,000	790,575
Schlumberger Ltd., 2.65%, 11/20/2022 (n)		310,000	301,243
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)		1,105,000	1,052,512

			$4,691,785

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Oils - 0.5%
Marathon Petroleum Corp., 4.75%, 9/15/2044		$200,000	$197,468
Neste Oyj, 1.5%, 6/07/2024	EUR	100,000	118,859
Parkland Fuel Corp., 6%, 4/01/2026 (n)		$1,465,000	1,450,350
Phillips 66, 4.875%, 11/15/2044		150,000	159,361

			$1,926,038
Other Banks & Diversified Financials - 0.7%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)		$1,004,000	$1,065,746
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	200,000	244,740
BPCE S.A., 5.25%, 4/16/2029	GBP	100,000	151,196
Citizens Bank N.A., 2.55%, 5/13/2021		$250,000	245,147
Deutsche Bank AG, 1.875%, 2/28/2020	GBP	200,000	263,354
Groupe BPCE S.A., 12.5% to 9/30/2019, FLR to 8/29/2049 (n)		$113,000	124,230
ING Groep N.V., 3.95%, 3/29/2027		249,000	244,913
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	100,000	146,455
JSC Kazkommertsbank, 5.5%, 12/21/2022		$342,000	340,290

			$2,826,071
Pharmaceuticals - 0.7%
Celgene Corp., 2.875%, 8/15/2020		$524,000	$520,829
Gilead Sciences, Inc., 2.35%, 2/01/2020		52,000	51,638
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)		710,000	614,150
Mallinckrodt International Finance S.A., 5.625%, 10/15/2023 (n)		315,000	260,269
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)		890,000	828,457
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)		705,000	652,125

			$2,927,468
Pollution Control - 0.1%
Republic Services, Inc., 3.95%, 5/15/2028		$242,000	$240,991

Precious Metals & Minerals - 0.2%
Teck Resources Ltd., 6%, 8/15/2040		$130,000	$130,325
Teck Resources Ltd., 6.25%, 7/15/2041		890,000	916,700

			$1,047,025
Printing & Publishing - 0.2%
Nielsen Finance LLC, 5%, 4/15/2022 (n)		$744,000	$738,026

Real Estate - Apartment - 0.1%
Grand City Properties S.A., 1.375%, 8/03/2026	EUR	300,000	$339,441

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Real Estate - Healthcare - 0.7%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026		$1,470,000	$1,425,900
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027		1,460,000	1,372,488

			$2,798,388
Real Estate - Office - 0.2%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$250,000	$244,069
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	250,000	305,645
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026		150,000	171,098

			$720,812
Real Estate - Other - 0.6%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024		$1,620,000	$1,622,025
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027		845,000	849,225

			$2,471,250
Restaurants - 0.7%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)		$690,000	$697,763
IRB Holding Corp., 6.75%, 2/15/2026 (n)		785,000	741,825
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)		1,365,000	1,334,287

			$2,773,875
Retailers - 0.5%
Best Buy Co., Inc., 5.5%, 3/15/2021		$347,000	$365,200
Hanesbrands, Inc., 4.625%, 5/15/2024 (n)		300,000	292,875
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)		1,280,000	1,235,200
Home Depot, Inc., 3%, 4/01/2026		310,000	298,870

			$2,192,145
Specialty Chemicals - 0.5%
A Schulman, Inc., 6.875%, 6/01/2023		$775,000	$813,944
Univar USA, Inc., 6.75%, 7/15/2023 (n)		1,430,000	1,478,262

			$2,292,206
Specialty Stores - 0.3%
Group 1 Automotive, Inc., 5%, 6/01/2022		$1,025,000	$1,027,563
Richemont International S.A., 1.5%, 3/26/2030	EUR	200,000	235,844

			$1,263,407
Supermarkets - 0.4%
Albertsons Cos. LLC/Safeway Co., 6.625%, 6/15/2024		$960,000	$902,688
Esselunga S.p.A., 0.875%, 10/25/2023	EUR	150,000	174,585
Esselunga S.p.A., 1.875%, 10/25/2027		150,000	172,840

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Supermarkets - continued
Eurotorg LLC via Bonitron D.A.C., 8.75%, 10/30/2022		$427,000	$431,290
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	262,000	216,986

			$1,898,389
Supranational - 0.1%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	170,000	$129,793
International Bank for Reconstruction and Development, 4.25%, 6/24/2025		210,000	171,802
International Finance Corp., 3.25%, 7/22/2019		305,000	233,414

			$535,009
Telecommunications - Wireless - 2.9%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)		$665,000	$638,400
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)		935,000	827,484
American Tower Corp., 1.95%, 5/22/2026	EUR	120,000	141,633
American Tower Corp., REIT, 3.5%, 1/31/2023		$465,000	460,933
Crown Castle International Corp., 3.7%, 6/15/2026		157,000	150,090
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		1,150,000	996,906
SBA Communications Corp., 4%, 10/01/2022 (n)		1,190,000	1,142,400
SBA Communications Corp., 4.875%, 9/01/2024		510,000	476,218
SBA Tower Trust, 2.898%, 10/11/2044 (n)		220,000	220,120
Sprint Corp., 7.875%, 9/15/2023		1,065,000	1,117,717
Sprint Corp., 7.125%, 6/15/2024		1,240,000	1,249,300
Sprint Corp., 7.625%, 3/01/2026		405,000	416,137
Sprint Nextel Corp., 6%, 11/15/2022		1,395,000	1,388,025
T-Mobile USA, Inc., 6.5%, 1/15/2024		615,000	642,675
T-Mobile USA, Inc., 5.125%, 4/15/2025		815,000	814,837
T-Mobile USA, Inc., 6.5%, 1/15/2026		700,000	730,625
T-Mobile USA, Inc., 5.375%, 4/15/2027		695,000	681,969
Vodafone Group PLC, 4.125%, 5/30/2025		122,000	121,892

			$12,217,361
Telephone Services - 0.4%
Level 3 Financing, Inc., 5.375%, 1/15/2024		$390,000	$380,250
Level 3 Financing, Inc., 5.375%, 5/01/2025		1,215,000	1,175,512
TELUS Corp., 5.05%, 7/23/2020	CAD	265,000	214,741

			$1,770,503
Tobacco - 0.2%
Imperial Brands Finance PLC, 1.375%, 1/27/2025	EUR	150,000	$175,005
Reynolds American, Inc., 8.125%, 6/23/2019		$92,000	96,798
Reynolds American, Inc., 4.45%, 6/12/2025		415,000	420,522

			$692,325

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Transportation - Services - 0.6%
Autostrade per L’Italia S.p.A., 1.75%, 6/26/2026	EUR	250,000	$287,260
Brambles Finance PLC, 1.5%, 10/04/2027		150,000	175,679
Compagnie Financial et Indus Unternehmensanleihe, 0.75%, 9/09/2028		200,000	218,186
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$250,000	314,401
Heathrow Funding Ltd., 1.875%, 7/12/2032	EUR	150,000	175,633
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	100,000	166,514
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)		$575,000	431,969
Navios South American Logistics, Inc./Navios Logistics
Finance (U.S.), Inc., 7.25%, 5/01/2022		130,000	126,912
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)		670,000	582,900
Transurban Finance Co., 1.75%, 3/29/2028	EUR	200,000	230,564

			$2,710,018
U.S. Treasury Obligations - 13.8%
U.S. Treasury Bonds, 5.25%, 2/15/2029		$616,000	$752,579
U.S. Treasury Bonds, 4.5%, 2/15/2036		987,200	1,210,014
U.S. Treasury Bonds, 4.75%, 2/15/2037 (f)		1,885,200	2,395,088
U.S. Treasury Bonds, 3.125%, 2/15/2043 (f)		1,345,200	1,381,352
U.S. Treasury Bonds, 3.625%, 2/15/2044		771,000	860,629
U.S. Treasury Bonds, 3%, 5/15/2047		1,553,000	1,557,004
U.S. Treasury Notes, 0.75%, 10/31/2018		14,000,000	13,924,531
U.S. Treasury Notes, 1.25%, 12/15/2018		9,000,000	8,958,164
U.S. Treasury Notes, 0.875%, 5/15/2019		17,000,000	16,777,539
U.S. Treasury Notes, 2.125%, 12/31/2022		3,482,000	3,402,839
U.S. Treasury Notes, 2.375%, 8/15/2024		3,727,500	3,648,727
U.S. Treasury Notes, 2.875%, 5/31/2025		1,701,000	1,712,296
U.S. Treasury Notes, 2.25%, 11/15/2025		1,486,000	1,431,958
U.S. Treasury Notes, 2.75%, 2/15/2028		566,000	561,998

			$58,574,718
Utilities - Electric Power - 3.1%
Calpine Corp., 5.5%, 2/01/2024		$1,765,000	$1,606,150
Calpine Corp., 5.75%, 1/15/2025		930,000	846,300
Calpine Corp., 5.25%, 6/01/2026 (n)		695,000	656,775
Covanta Holding Corp., 6.375%, 10/01/2022		310,000	315,425
Covanta Holding Corp., 5.875%, 3/01/2024		995,000	977,587
Covanta Holding Corp., 5.875%, 7/01/2025		1,215,000	1,171,321
Dominion Resources, Inc., 2.5%, 12/01/2019		250,000	248,150
Drax Finco PLC, 6.625%, 11/01/2025 (z)		750,000	759,375
Duke Energy Florida LLC, 3.2%, 1/15/2027		310,000	300,415
EDP Finance B.V., 5.25%, 1/14/2021 (n)		200,000	207,130
EDP Finance B.V., 2%, 4/22/2025	EUR	100,000	119,909

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Utilities - Electric Power - continued
Emera U.S. Finance LP, 2.7%, 6/15/2021		$98,000	$95,584
Emera U.S. Finance LP, 3.55%, 6/15/2026		112,000	106,420
Enel Finance International N.V., 1.125%, 9/16/2026	EUR	200,000	220,961
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$442,000	421,954
Engie Energia Chile S.A., 5.625%, 1/15/2021		757,000	787,464
Exelon Corp., 3.497%, 6/01/2022		151,000	149,730
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	100,000	157,648
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		$377,000	363,508
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)		1,390,000	1,327,450
Pattern Energy Group, Inc., 5.875%, 2/01/2024 (n)		1,385,000	1,402,312
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		250,000	261,688
Virginia Electric & Power Co., 3.5%, 3/15/2027		475,000	467,717

			$12,970,973
Total Bonds (Identified Cost, $519,484,150)			$508,862,994

Common Stocks - 0.2%
Energy - Independent - 0.1%
Frontera Energy Corp. (a)		8,177	$239,570

Oil Services - 0.1%
LTRI Holdings LP (a)(u)		615	$546,993
Total Common Stocks (Identified Cost, $1,645,970)			$786,563

Floating Rate Loans (g)(r) - 0.2%
Consumer Products - 0.0%
Spectrum Brands, Inc., Term Loan B, 4.145%, 6/23/2022		$128,578	$128,417

Medical & Health Technology & Services - 0.2%
DaVita HealthCare Partners, Inc., Term Loan B, 4.73%, 6/24/2021		$553,097	$557,384
Total Floating Rate Loans (Identified Cost, $680,540)			$685,801

Investment Companies (h) - 1.4%
Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 1.82% (v) (Identified Cost, $6,158,198)		6,159,205	$6,158,589

Portfolio of Investments (unaudited) – continued

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options - 0.0%
Market Index Securities - 0.0%
Markit CDX North America Investment Grade Index July 2018 @ $80 (Premiums Paid, $24,250)	Put	Goldman Sachs International	$19,739,261	$19,400,000	$18,812

Other Assets, Less Liabilities - (22.0)%					(93,291,602)
Net Assets - 100.0%					$423,221,157

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $6,158,589 and $510,354,170, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $172,324,869, representing 40.7% of net assets.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these

Portfolio of Investments (unaudited) – continued

securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 10.25%, 4/08/2019	3/01/12-4/02/13	$478,722	$1,130
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.568% (LIBOR-1mo. + 1.6%), 12/28/2040	3/01/06	414,969	376,524
Drax Finco PLC, 6.625%, 11/01/2025	4/12/18	750,000	759,375
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.248% (LIBOR-3mo. + 0.9%), 4/15/2029	4/09/18	592,000	591,911
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 3.522% (LIBOR-3mo. + 1.7%), 7/18/2031	5/17/18	940,000	940,000
Hunt Oil Co. of Peru LLC, 6.375%, 6/01/2028	5/29/18	429,712	428,000
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	112,211	124,574
Republic of Indonesia, 2.875%, 7/08/2021	7/02/14	238,121	218,598
Republic of Indonesia, 2.15%, 7/18/2024	7/11/17	184,263	194,227
Total Restricted Securities			$3,634,339
% of Net assets			0.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
JSC	Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 5/31/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CHF	74,082	USD	74,981	JPMorgan Chase Bank N.A.	7/27/2018	$537
EUR	596,471	USD	699,224	Goldman Sachs International	7/27/2018	934
EUR	244,146	USD	285,976	UBS AG	7/27/2018	610
HKD	4,165,000	USD	531,626	Royal Bank of Scotland Group PLC	7/27/2018	49
JPY	54,000,000	USD	496,140	Royal Bank of Scotland Group PLC	7/27/2018	2,066
NZD	1,778,000	USD	1,231,794	JPMorgan Chase Bank N.A.	7/27/2018	12,492
USD	797,471	AUD	1,053,963	JPMorgan Chase Bank N.A.	7/27/2018	123
USD	1,688,590	CAD	2,153,584	Barclays Bank PLC	7/27/2018	25,348
USD	6,338,687	CAD	8,089,610	Deutsche Bank AG	7/27/2018	90,972
USD	4,648,248	CAD	5,931,620	JPMorgan Chase Bank N.A.	7/27/2018	67,178
USD	3,072,644	EUR	2,607,497	Deutsche Bank AG	7/27/2018	11,874
USD	44,971,744	EUR	38,015,289	JPMorgan Chase Bank N.A.	7/27/2018	348,102
USD	872,330	GBP	650,000	Goldman Sachs International	7/27/2018	5,986
USD	9,888,546	GBP	7,334,683	Merrill Lynch International	7/27/2018	112,606
USD	1,025,428	INR	69,200,000	JPMorgan Chase Bank N.A.	6/11/2018	774
USD	36,388	SEK	317,881	Goldman Sachs International	7/27/2018	194
USD	1,075,771	ZAR	13,114,000	Brown Brothers Harriman	6/08/2018	46,152
USD	439,847	ZAR	5,537,498	Goldman Sachs International	6/08/2018	5,081
USD	1,948,712	ZAR	23,158,879	JPMorgan Chase Bank N.A.	6/08/2018	130,438

						$861,516

Liability Derivatives
CAD	2,873,147	USD	2,233,724	Goldman Sachs International	7/27/2018	$(14,754)
DKK	31,438	USD	4,967	Barclays Bank PLC	7/27/2018	(8)
EUR	1,231,614	USD	1,446,878	Deutsche Bank AG	7/27/2018	(1,167)
EUR	460,000	USD	541,936	Royal Bank of Scotland Group PLC	7/27/2018	(1,972)
KRW	18,240,500	USD	17,038	JPMorgan Chase Bank N.A.	6/19/2018	(109)
MXN	94	USD	5	Barclays Bank PLC	7/27/2018	(0)
NOK	17,612,912	USD	2,174,724	Goldman Sachs International	7/27/2018	(17,749)
SEK	18,589,000	USD	2,135,823	Barclays Bank PLC	7/27/2018	(19,234)
SGD	677,142	USD	506,987	JPMorgan Chase Bank N.A.	7/27/2018	(688)
ZAR	13,185,000	USD	1,066,985	Brown Brothers Harriman	6/08/2018	(31,792)
ZAR	5,620,370	USD	444,972	JPMorgan Chase Bank N.A.	6/08/2018	(3,700)
USD	4,043,772	AUD	5,360,143	HSBC Bank	7/27/2018	(11,301)
USD	1,644,801	AUD	2,177,924	JPMorgan Chase Bank N.A.	7/27/2018	(2,849)
USD	1,536,723	EUR	1,311,000	Goldman Sachs International	7/27/2018	(2,173)
USD	2,493,842	EUR	2,127,546	JPMorgan Chase Bank N.A.	7/27/2018	(3,544)
USD	1,404	HKD	11,000	JPMorgan Chase Bank N.A.	7/27/2018	(1)
USD	12,430,915	JPY	1,373,199,681	JPMorgan Chase Bank N.A.	7/27/2018	(238,258)
USD	2,871,466	NZD	4,163,530	JPMorgan Chase Bank N.A.	7/27/2018	(42,271)
USD	2,043,980	SEK	18,220,000	Deutsche Bank AG	7/27/2018	(30,594)

						$(422,164)

Portfolio of Investments (unaudited) – continued

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro BTP 3 yr	Long	EUR	42	$5,381,374	June - 2018	$105,239
Euro-Bund 10 yr	Long	EUR	1	189,550	June - 2018	5,973
Euro-Buxl 30 yr	Long	EUR	5	998,135	June - 2018	58,324
Long Gilt 10 yr	Long	GBP	7	1,148,851	September - 2018	9,208
U.S. Treasury Note 2 yr	Short	USD	43	9,126,078	September - 2018	6,943
U.S. Treasury Note 5 yr	Long	USD	113	12,869,641	September - 2018	455
U.S. Treasury Ultra Bond	Long	USD	23	3,668,500	September - 2018	27,398

						$213,540

Liability Derivatives
Interest Rate Futures
Euro BTP 10 yr	Short	EUR	10	$1,475,459	June - 2018	$(21,360)
Euro-Bobl 5 yr	Short	EUR	8	1,239,474	June - 2018	(12,532)
Government of Canada Bond 10 yr	Short	CAD	10	1,048,434	September - 2018	(6,201)
U.S. Treasury Bond 30 yr	Short	USD	26	3,773,250	September - 2018	(18,172)
U.S. Treasury Note 10 yr	Short	USD	379	45,645,813	September - 2018	(7,289)
U.S. Treasury Ultra Note 10 yr	Short	USD	55	7,058,906	September - 2018	(4,965)

						$(70,519)

At May 31, 2018, the fund had cash collateral of $10,000 and other liquid securities with an aggregate value of $531,065 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $521,834,910)	$510,354,170
Investments in affiliated issuers, at value (identified cost, $6,158,198)	6,158,589
Cash	204,846
Foreign currency, at value (identified cost, $1,678,936)	1,681,930
Restricted cash for
Forward foreign currency exchange contracts	10,000
Receivables for
Forward foreign currency exchange contracts	861,516
Daily variation margin on open futures contracts	6,595
Investments sold	6,957,443
Interest	5,904,495
Other assets	28,948
Total assets	$532,168,532
Liabilities
Notes payable	$100,000,000
Payables for
Distributions	184,898
Forward foreign currency exchange contracts	422,164
Investments purchased	7,994,847
Payable to affiliates
Investment adviser	13,228
Transfer agent and dividend disbursing costs	1,348
Payable for independent Trustees’ compensation	11,523
Accrued interest expense	200,775
Accrued expenses and other liabilities	118,592
Total liabilities	$108,947,375
Net assets	$423,221,157
Net assets consist of
Paid-in capital	$460,477,131
Unrealized appreciation (depreciation)	(10,921,673)
Accumulated net realized gain (loss)	(14,858,044)
Accumulated distributions in excess of net investment income	(11,476,257)
Net assets	$423,221,157
Shares of beneficial interest outstanding (48,241,368 shares authorized less 63,403 capital shares to be retired)	48,177,965
Net asset value per share (net assets of $423,221,157 / 48,177,965 shares of beneficial interest outstanding)	$8.78

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$11,116,214
Dividends from affiliated issuers	60,050
Other	22,363
Foreign taxes withheld	(1,583)
Total investment income	$11,197,044
Expenses
Management fee	$1,211,364
Transfer agent and dividend disbursing costs	31,916
Administrative services fee	37,691
Independent Trustees’ compensation	34,371
Stock exchange fee	24,400
Custodian fee	24,861
Shareholder communications	84,249
Audit and tax fees	40,612
Legal fees	8,743
Interest expense and fees	1,087,578
Miscellaneous	29,703
Total expenses	$2,615,488
Net investment income (loss)	$8,581,556
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$5,939
Affiliated issuers	(342)
Futures contracts	1,620,490
Forward foreign currency exchange contracts	881,157
Foreign currency	41,019
Net realized gain (loss)	$2,548,263
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(17,492,850)
Affiliated issuers	529
Futures contracts	(236,265)
Forward foreign currency exchange contracts	211,440
Translation of assets and liabilities in foreign currencies	(38,145)
Net unrealized gain (loss)	$(17,555,291)
Net realized and unrealized gain (loss)	$(15,007,028)
Change in net assets from operations	$(6,425,472)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/18 (unaudited)	Year ended 11/30/17
From operations
Net investment income (loss)	$8,581,556	$19,512,041
Net realized gain (loss)	2,548,263	3,230,744
Net unrealized gain (loss)	(17,555,291)	13,229,301
Change in net assets from operations	$(6,425,472)	$35,972,086
Distributions declared to shareholders
From net investment income	$(11,301,876)	$(16,248,537)
From tax return of capital	—	(21,298,942)
From other sources	(6,430,802)	—
Total distributions declared to shareholders	$(17,732,678)	$(37,547,479)
Change in net assets from fund share transactions	$(9,211,430)	$(18,955,628)
Total change in net assets	$(33,369,580)	$(20,531,021)
Net assets
At beginning of period	456,590,737	477,121,758
At end of period (including accumulated distributions in excess of net investment income of $11,476,257 and accumulated net investment loss of $2,325,135, respectively)	$423,221,157	$456,590,737

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/18 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$(6,425,472)
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(225,358,192)
Proceeds from disposition of investment securities	243,333,201
Purchase of short-term investments, net	(354,000)
Realized gain/loss on investments	(5,939)
Unrealized appreciation/depreciation on investments	17,492,321
Unrealized appreciation/depreciation on foreign currency contracts	(211,440)
Net amortization/accretion of income	764,181
Increase in interest receivable	(11,907)
Decrease in accrued expenses and other liabilities	(46,881)
Decrease in receivable for daily variation margin on open futures contracts	208,628
Increase in restricted cash	(10,000)
Increase in other assets	(25,021)
Increase in interest payable	49,661
Net cash provided by operating activities	$29,399,140
Cash flows from financing activities:
Distributions paid in cash	(17,742,995)
Repurchase of shares of beneficial interest	(10,610,474)
Net cash used by financing activities	$(28,353,469)
Net increase in cash	$1,045,671
Cash:
Beginning of period (including foreign currency of $5,356)	$841,105
End of period (including foreign currency of $1,681,930)	$1,886,776

Supplemental disclosure of cash flow information:

Cash paid during the six months ended May 31, 2018 for interest was $1,037,918.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/18		Year ended
			11/30/17	11/30/16		11/30/15	11/30/14	11/30/13
	(unaudited)
Net asset value, beginning of period	$9.26		$9.26	$9.20		$10.17	$10.17	$10.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.39	$0.46	(c)	$0.49	$0.52	$0.57
Net realized and unrealized gain (loss)	(0.32)		0.33	0.32		(0.68)	0.04	(0.18)
Total from investment operations	$(0.14)		$0.72	$0.78		$(0.19)	$0.56	$0.39
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.32)	$(0.50)		$(0.81)	$(0.58)	$(0.62)
From other sources	(0.13)		(0.43)	(0.24)		—	—	—
Total distributions declared to shareholders	$(0.36)		$(0.75)	$(0.74)		$(0.81)	$(0.58)	$(0.62)
Net increase from repurchase of capital shares	$0.02		$0.03	$0.02		$0.03	$0.02	$0.00 (w)
Net asset value, end of period (x)	$8.78		$9.26	$9.26		$9.20	$10.17	$10.17
Market value, end of period	$7.93		$8.40	$8.35		$7.92	$8.81	$8.97
Total return at market value (%)	(1.34	)(n)	9.67	15.19		(1.28)	4.68	(6.13)
Total return at net asset value (%) (j)(r)(s)(x)	(0.91	)(n)	9.02	9.97	(c)	(0.66)	6.58	4.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.05	0.99	(c)	0.90	0.87	0.92
Expenses after expense reductions (f)	N/A		N/A	N/A		N/A	0.87	0.92
Net investment income (loss)	3.92	(a)	4.16	5.01	(c)	5.01	5.09	5.53
Portfolio turnover	39	(n)	52	43		37	44	52
Net assets at end of period (000 omitted)	$423,221		$456,591	$477,122		$484,037	$548,530	$557,238
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	0.70	(a)	0.71	0.73	(c)	0.73	0.72	0.75

Financial Highlights – continued

	Six months ended 5/31/18	Year ended
		11/30/17	11/30/16	11/30/15	11/30/14	11/30/13
	(unaudited)
Senior Securities:
Total notes payable outstanding (000 omitted)	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000
Asset coverage per $1,000 of indebtedness (k)	$5,232	$5,566	$5,771	$5,840	$6,485	$6,572

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including notes payable) from the fund’s total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Charter Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

In November 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows (Topic 230) – Restricted Cash (“ASU 2016-18”). For entities that have restricted cash and are required to present a statement of cash flows, ASU 2016-18 changes the cash flow presentation for restricted cash. Management has evaluated the potential impacts of ASU 2016-18 and expects that the effects of the fund’s adoption will be limited to the reclassification of restricted cash on the fund’s Statement of Cash Flows and the addition of disclosures regarding the nature of the restrictions on restricted cash. ASU 2016-18 will be effective for annual reporting periods beginning after December 15, 2017, and interim periods within those annual periods.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to

Notes to Financial Statements (unaudited) – continued

the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments,

Notes to Financial Statements (unaudited) – continued

such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$239,570	$—	$546,993	$786,563
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	58,574,718	—	58,574,718
Non-U.S. Sovereign Debt	—	94,755,669	—	94,755,669
Municipal Bonds	—	714,060	—	714,060
U.S. Corporate Bonds	—	253,586,848	—	253,586,848
Residential Mortgage-Backed Securities	—	21,518,374	—	21,518,374
Commercial Mortgage-Backed Securities	—	1,827,558	—	1,827,558
Asset-Backed Securities (including CDOs)	—	7,799,385	—	7,799,385
Foreign Bonds	—	70,105,194	—	70,105,194
Floating Rate Loans	—	685,801	—	685,801
Mutual Funds	6,158,589	—	—	6,158,589
Total	$6,398,159	$509,567,607	$546,993	$516,512,759

Other Financial Instruments
Futures Contracts – Assets	$213,540	$—	$—	$213,540
Futures Contracts – Liabilities	(70,519)	—	—	(70,519)
Forward Foreign Currency Exchange Contracts – Assets	—	861,516	—	861,516
Forward Foreign Currency Exchange Contracts – Liabilities	—	(422,164)	—	(422,164)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/17	$546,993
Change in unrealized appreciation or depreciation	0
Balance as of 5/31/18	$546,993

The net change in unrealized appreciation or depreciation from investments held as level 3 at May 31, 2018 is $0. At May 31, 2018, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement

Notes to Financial Statements (unaudited) – continued

purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were purchased options, futures contracts, and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2018 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$213,540	$(70,519)
Interest Rate	Purchased Interest Rate Options	18,812	—
Foreign Exchange	Forward Foreign Currency Exchange	861,516	(422,164)
Total		$1,093,868	$(492,683)

(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the fund’s Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$1,620,490	$—
Foreign Exchange	—	881,157
Total	$1,620,490	$881,157

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended May 31, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(236,265)	$—	$(5,438)
Foreign Exchange	—	211,440	—
Total	$(236,265)	$211,440	$(5,438)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party

Notes to Financial Statements (unaudited) – continued

to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty

Notes to Financial Statements (unaudited) – continued

credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short-term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain

Notes to Financial Statements (unaudited) – continued

indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may

Notes to Financial Statements (unaudited) – continued

arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains and a capital loss carryforward, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial

Notes to Financial Statements (unaudited) – continued

statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to defaulted bonds, expiration of capital loss carryforwards, amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

For the six months ended May 31, 2018, the amount of distributions estimated to be a tax return of capital was approximately $6,430,802 which is reported as distributions from other sources in the Statements of Changes in Net Assets.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 11/30/17
Ordinary income (including any short-term capital gains)	$16,248,537
Tax return of capital (b)	21,298,942
Total distributions	$37,547,479

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/18
Cost of investments	$531,533,102
Gross appreciation	4,246,217
Gross depreciation	(19,266,560)
Net unrealized appreciation (depreciation)	$(15,020,343)

As of 11/30/17
Capital loss carryforwards	(12,918,244)
Other temporary differences	(193,659)
Net unrealized appreciation (depreciation)	14,079

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of November 30, 2017, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(2,498,649)
Long-Term	(10,419,595)
Total	$(12,918,244)

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 4.57% of gross income less interest expense from leveraging. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended May 31, 2018 was equivalent to an annual effective rate of 0.55% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2018, these fees paid to MFSC amounted to $7,894.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2018 was equivalent to an annual effective rate of 0.0172% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,653 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended May 31, 2018. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $11,512 at May 31, 2018, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can

Notes to Financial Statements (unaudited) – continued

terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended May 31, 2018, the fee paid by the fund under this agreement was $357 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended May 31, 2018, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$61,197,799	$58,463,717
Non-U.S. Government securities	$147,641,625	$163,656,055

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. The fund repurchased 1,114,470 shares of beneficial interest during the six months ended May 31, 2018 at an average price per share of $8.27 and a weighted average discount of 8.71% per share. The fund repurchased 2,208,712 shares of beneficial interest during the year ended November 30, 2017 at the average price per share of $8.58 and a weighted average discount of 8.21% per share. Transactions in fund shares were as follows:

	Six months ended 5/31/18		Year ended 11/30/17
	Shares	Amount	Shares	Amount
Capital shares reacquired	(1,114,470)	$(9,211,430)	(2,208,712)	$(18,955,628)

(6) Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. At May 31, 2018, the fund had outstanding borrowings under this agreement in the amount of $100,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. The credit agreement matures on August 19, 2018. The trustees approved the renewal of the revolving secured line of credit up to the amount of $100,000,000 on substantially similar terms for a 365 day period which matures on August 20, 2019. Borrowings under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread with the option to choose LIBOR periods of overnight, 1, 2, 3, or 6 months, or at the option of the borrower an alternate base rate plus an agreed upon spread. The fund incurred interest expense of $1,086,336 during the period, which is included in “Interest expense and fees” in the Statement of Operations. The fund may also be charged a commitment fee based on the average daily unused portion of the revolving secured line of credit. The fund did not incur a

Notes to Financial Statements (unaudited) – continued

commitment fee during the period. For the six months ended May 31, 2018, the average loan balance was $100,000,000 at a weighted average annual interest rate of 2.18%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		5,804,640	101,932,870	(101,578,305)	6,159,205

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(342)	$529	$—	$60,050	$6,158,589

(8) Legal Proceedings

In May 2015, the Motors Liquidation Company Avoidance Action Trust (hereafter,

“AAT”) served upon the fund a complaint in an adversary proceeding in the U.S. Bankruptcy Court for the Southern District of New York, captioned Motors Liquidation Company Avoidance Action Trust v. JPMorgan Chase Bank, N.A., et al. (No. 09-00504 (REG)). The complaint, which was originally filed in 2009 but not served on the fund until 2015, names as defendants over 500 entities (including the fund) that held an interest in a $1.5 billion General Motors (GM) term loan in 2009, when GM filed for bankruptcy. The AAT alleges that the fund and the other term loan lenders were improperly treated as secured lenders with respect to the term loan shortly before and immediately after GM’s bankruptcy, receiving full principal and interest payments under the loan. The AAT alleges that the fund and other term loan lenders should have been treated as unsecured (or partially unsecured) creditors because the main lien securing the collateral was allegedly not perfected at the time of GM’s bankruptcy due to an erroneous filing in October 2008 that terminated the financing statement perfecting the lien. The AAT seeks to claw back payments made to the fund and the other term loan lenders after, and during the 90 days before, GM’s June 2009 bankruptcy petition. During that time period, the fund received term loan payments of approximately $1,280,000. The fund cannot predict the outcome of this proceeding. Among other things, it is unclear whether the AAT’s claims will succeed; what the fund would be entitled to as an unsecured (or partially unsecured) creditor, given the existence of other collateral not impacted by the erroneous October 2008 filing; whether third parties responsible for the erroneous October 2008 filing would bear some or all of any liability; and the degree to which the fund may be entitled to indemnification from a third party for any amount required to be disgorged. The fund has and will continue to incur legal expenses associated with the defense of this action and in related claims against third parties.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Charter Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Charter Income Trust (the Fund), including the portfolio of investments, as of May 31, 2018, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period ended May 31, 2018. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2017 and the financial highlights for each of the five years in the period ended November 30, 2017, and in our report dated January 16, 2018, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

July 16, 2018

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/closedendfunds by choosing the fund’s name.

Additional information about the fund (e.g., performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MCR

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for MFS Charter Income Trust is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Information regarding the portfolio manager(s) of the MFS Charter Income Trust (the “Fund”) is set forth below. Each portfolio manager is primarily responsible for the day-to-day management of the Fund.

Effective March 1, 2018, Michael Skatrud became a portfolio manager of the Fund. Effective June 30, 2018, Richard Hawkins is no longer a portfolio manager of the Fund. Effective September 1, 2018, William Adams will no longer be a portfolio manager of the Fund.

Portfolio Manager	Primary Role	Since	Title and Five Year History
Robert Spector	Lead Portfolio Manager	2015	Investment Office of MFS; employed in the investment area of MFS since 2011.
William Adams	Below Investment Grade Debt Instruments Portfolio Manager	2011	Investment Officer of MFS; employed in the investment area of MFS since 2009.
Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; Employed in the investment area of MFS since 2005.
David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment area of MFS since 2004.
Pilar Gomez-Bravo	Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment area of MFS since 2013; Imperial Capital from May 2012 to March 2013.
Joshua Marston	Structured Securities Portfolio Manager	2012	Investment Officer of MFS; Employed in the investment area of MFS since 1999.
Robert Persons	Investment Grade Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment area of MFS since 2000.
Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	2004	Investment Officer of MFS; employed in the investment area of MFS since 1997.
Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	March 2018	Investment Officer of MFS; employed in the investment area of MFS since 2013
Erik Weisman	Sovereign Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; Employed in the investment area of MFS since 2002.

Compensation

Portfolio manager compensation is reviewed annually. As of December 31, 2017, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

With respect to each portfolio manager except Mr. William Adams, the performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is primarily based on the pre-tax performance of assets managed by the portfolio manager over three- and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2017, the following benchmarks were used to measure the following portfolio manager’s performance for the Fund:

Fund	Portfolio Manager	Benchmark(s)
	Ward Brown	JPMorgan Emerging Markets Bond Index Global
	David Cole	Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index
Pilar Gomez-Bravo

Citigroup World Government Bond Non-Dollar Hedged Index JPMorgan Emerging Markets Bond Index Global

Bloomberg Barclay’s U.S. High-Yield Corporate Bond 2% Issuer Capped Index

Bloomberg Barclay’s U.S. Credit Bond Index

Bloomberg Barclay’s U.S. Government/Mortgage Bond Index

	Joshua Marston	Bloomberg Barclays U.S. Government/Mortgage Bond Index
	Robert Persons	Bloomberg Barclays Global Aggregate Credit Bond Index
	Matt Ryan	JPMorgan Emerging Markets Bond Index Global
	Michael Skatrud[1]	Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index
Robert Spector

Citigroup World Government Bond Non-Dollar Hedged Index JPMorgan Emerging Markets Bond Index Global

Bloomberg Barclay’s U.S. High-Yield Corporate Bond 2% Issuer Capped Index

Bloomberg Barclay’s U.S. Credit Bond Index

Bloomberg Barclay’s U.S. Government/Mortgage Bond Index

	Erik Weisman	Citigroup World Government Bond Non-Dollar Hedged Index

[1]	Information is as of March 1, 2018.

Additional or different benchmarks, including versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, may also be used. Consideration is primarily given to portfolio performance over three and five years with consideration given to other periods, if available. For portfolio managers who have served for more than five years, additional, longer-term performance periods, including the ten-year and since inception periods, are also considered. For portfolio managers who have served for less than three years, additional, shorter-term performance periods, including the one-year period, may also be considered. Emphasis is generally placed on longer performance periods when multiple performance periods are available.

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

With respect to Mr. Adams, his compensation reflects his broader role within MFS as Chief Investment Officer-Global Fixed Income in addition to being a portfolio manager. His performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter. The quantitative portion is based on overall group investment performance and business performance metrics. The qualitative portion is based on the results of an annual internal review process conducted by the Chief Executive Officer which takes into account his broad leadership responsibilities. This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) as of the Fund’s fiscal year ended November 30, 2017. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
William Adams	N
Ward Brown	N
David Cole	N
Pilar Gomez-Bravo	N
Joshua Marston	N
Robert Persons	N
Matt Ryan	N
Michael Skatrud[1]	N
Robert Spector	N
Erik Weisman	N

[1]	Mr. Skatrud became a Portfolio Manager of the Fund on March 1, 2018. Information is as of July 2, 2018.

Other Accounts

In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate. The number and assets of these accounts were as follows as ofthe Fund’s fiscal year ended November 30, 2017:

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
William Adams	12	$9.2 billion	6	$1.1 billion	1	$108.4 million
Ward Brown	9	$12.4 billion	6	$3.7 billion	3	$1.2 billion
David Cole	11	$9.1 billion	4	$1.1 billion	1	$108.3 million
Pilar Bravo-Gomez	5	$4.5 billion	4	$3.2 billion	1	$459.7 million
Joshua Marston	10	$21.7 billion	8	$1.2 billion	12	$240.1 million
Robert Persons	17	$31.2 billion	9	$4.5 billion	4	$690.4 million
Matt Ryan	11	$13.0 billion	7	$4.4 billion	3	$1.2 billion
Michael Skatrud[1] (Became a Portfolio Manager of the Fund on March 1, 2018)	11	$8.2 billion	5	$833 million	1	$42 million
Robert Spector	5	$4.5 billion	10	$5.2 billion	50	$2.2 billion
Erik Weisman	7	$5.8 billion	4	$3.3 billion	1	$459.7 million

*	Includes the Fund.
[1]	Account information is as of July 2, 2018.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances, there are securities which are suitable for the Fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. The Fund’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or volume of the security as far as the Fund is concerned.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Charter Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/17-12/31/17	172,240	8.54	172,240	4,424,916
1/01/18-1/31/18	256,249	8.40	256,249	4,168,667
2/01/18-2/28/18	304,409	8.19	304,409	3,864,258
3/01/18-3/31/18	106,825	8.16	106,825	3,757,433
4/01/18-4/30/18	144,344	8.14	144,344	3,613,089
5/01/18-5/31/18	130,403	8.02	130,403	3,482,686

Total	1,114,470	8.27	1,114,470

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2017 plan year is 4,966,142.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13.	EXHIBITS.

(a)	(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

(c)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto as EX-99.19a-1.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS CHARTER INCOME TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2018

*	Print name and title of each signing officer under his or her signature.